UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CROFT-LEOMINSTER VALUE FUND
			Schedule of Investments
			July 31, 2006
Shares/Principal Value		Market Value	% of Net Assets

Common Stock 82.83%
Aircraft & Parts
961	Textron, Inc.	$ 86,404
1,500	United Technologies Corp.	93,286
		179,690	1.65%
Automatic Controls For Regulating Residential & Commercial
4,471	Honeywell International, Inc.	173,027	1.59%

Chemicals and Allied Products
1,600	FMC Corp.	98,705	0.91%

Biological Products
1,200	Amgen, Inc. *	83,653
6,307	Qiagen NV *	95,929
		179,582	1.65%
Cable & Other Pay Television Services
3,033	Viacom, Inc. Class B *	105,700	0.97%

Commercial Physical And Biological Research
4,800	Pharmaceutical Product Development, Inc.	184,705	1.70%

Construction Machinery & Equipment
744	Caterpillar, Inc.	52,727	0.48%

Crude Petroleum & Natural Gas
3,408	Bill Barrett Corp. *	105,375
992	Canadian Natural Resources Ltd.	52,814
4,286	Nexen, Inc.	251,674
1,680	Western Oil Sands, Inc. *	38,098
		447,961	4.11%
Eating & Drinking Places
1,400	McDonalds Corp.	49,547	0.45%

Electric Services
15,822	Aquila, Inc.*	70,249
1,300	Firstenergy Corp.	72,800
2,043	Pinnacle West Capital Corp.	87,869
7,963	Centerpoint Energy, Inc.	109,411
		340,329	3.12%
Electronic Connectors
12,775	Tyco International, Inc.	333,299	3.06%

Electronic & Other Electrical Equipment
3,600	General Electric Co.	117,685	1.08%

Electric & Other Services Combined
1,400	PG&E Corp.	58,352
6,354	Sierra Pacific Resources *	91,815
		150,167	1.38%
Fabricated Rubber Products, Nec
2,764	Gencorp, Inc.*	40,658	0.37%

Investment Advise
8,027	Amvescap Plc.	157,489	1.45%

Farm Machinery & Equipment
3,063	Deere & Co.	222,281	2.04%

Fire, Marine & Casualty Insurance
4,550	Ace Ltd.	234,461
2,706	American International Group, Inc.	164,173
3,963	St. Paul Travelers Companies, Inc.	181,505
		580,139	5.33%
Gas & Other Services Combined
1,572	Sempra Energy	75,864	0.70%

General Industrial Machinery & Equipment
2,628	Pall Corp.	68,538	0.63%

Heavy Construction Other Than Building Construction - Contractors
4,622	Foster Wheeler Ltd. *	176,283
2,555	Fluor Corp.	224,405
		400,688	3.68%

Hospital & Medical Services Plans
2,613	United Healthcare Corp.	124,979	1.15%

Hotels and Motels
1,165	ITT Corp.	58,890	0.54%

Industrial Instruments For Measurement, Display & Control
600	Cognex Corp.	14,160	0.13%

Industrial Organic Chemicals
2,900	CBI Industries, Inc.	70,354
5,467	Marsh & McLennan Companies, Inc.	147,773
2,599	Pacific Ethanol, Inc. *	48,731
		266,858	2.45%
Industrial Trucks, Tractors, Trailers & Stackers
8,126	Terex Corp. *	364,369	3.34%

Laboratory Analytical Instruments
1,863	Perkinelmer, Inc.	33,589	0.31%

Life Insurance
900	Genworth Financial, Inc.	30,870
3,038	Prudential Financial, Inc.	238,908
		269,778	2.48%
Lumber & Other Building Materials Dealers
7,140	Lowes Companies, Inc.	202,419	1.86%

Lumber & Wood Products
2,056	Weyerhaeuser Co.	120,605	1.11%

Mining
5,866	Synenco Energy, Inc.	99,605	0.91%

Measuring & Controlling Devices, NEC
1,400	Rockwell Automation International Group, Inc.	86,773	0.80%

Natural Gas Distribution
3,632	Southern Union Co.	98,573	0.90%

Motor Vehicle Parts & Accessories
1,207	Eaton Corp.	77,368	0.71%

Motion Picture & Video Tape Production
1,357	Liberty Capital	110,746
6,789	Liberty Interactive	111,816
6,677	Time Warner, Inc.	110,170
		332,732	3.05%
National Commercial Banks
4,910	Bank of America Corp.	253,013
4,060	Citigroup, Inc.	196,138
		449,151	4.12%
Natural Gas Transmission
10,499	Williams Cos., Inc.	254,600	2.34%

Oil & Gas Field Exploration Services
17,969	Petrobank Energy & Resources, Ltd. Canadian *	266,840
155	Petrobank Energy & Resources, Ltd. *	2,209
		269,049	2.47%
Orthopedic, Prosthetic, & Surgical Appliances & Supplies
2,267	Edwards Lifesciences Corp. *	100,292	0.92%

Paperboard Containers & Boxes
1,500	Packaging Corp. of America	34,395	0.32%

Petroleum Refining
7,894	Opti Canada, Inc. *	152,591
18,626	UTS Energy Corp.	84,748
		237,339	2.18%
Pharmaceutical Preparations
1,132	Cephalon, Inc.*	74,157
2,037	Johnson & Johnson	127,415
3,824	Pfizer, Inc.	99,386
2,065	Wyeth	100,090
		401,048	3.68%
Plastics, Foil, & Coated Paper Bags
1,800	Pactiv Corp. *	44,119	0.41%

Railroads, Line-Haul Operating
1,025	Kansas City Southern Industries, Inc. *	25,235	0.23%

Real Estate Agents & Managers
7,400	Cendant Corp.	111,074	1.02%

Retail-Department Stores
858	Sears Holding Corp. *	117,761	1.08%

Retail-Eating & Drinking Places
2,902	Triarc Companies, Inc. Class B	44,342	0.41%

Security Brokers, Dealers & Flotation Companies
3,292	Waddell & Reed Financial, Inc.	71,666	0.66%

Semiconductors & Related Devices
2,922	Altera Corp.*	50,579	0.46%

Services-Commercial Physical & Biological Research
1,000	Icon Public Limited Company * +	65,841	0.60%

Services-Educational Services
2,192	Devry, Inc. *	46,252	0.42%

Services- Miscellaneous Amusement & Recreation
1,024	Harrah Entertainment, Inc.	61,552	0.57%

Services - Miscellaneous Health & Allied Services, NEC
1,695	Lincare Holdings, Inc.*	59,004	0.54%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
2116	Procter & Gamble Co.	118,919	1.09%

Special Industry Machinery
6,382	Pentair, Inc.	183,292	1.68%

Surgical & Medical Instruments & Apparatus
1,200	3M Co.	84,482	0.78%

Television Broadcasting Stations
3,033	CBS Corp.	83,195	0.76%

	Total Common Stock (Cost $6,731,520)	$ 9,022,666	82.83%

Commercial Paper
300,000	AIGFUN Corp. 5.28% 5/28/06	300,000
500,000	American Express Credit Corp. 5.13% 8/22/06	500,000
300,000	General Electric Corp. 5.28% 8/25/06	300,000
500,000	Toyota Credit Corp. 5.20% 8/22/2006	500,000
		1,600,000	14.69%

	Total Commercial Paper (Cost $1,600,000)	1,600,000	14.69%

Money Market Funds
257,761	Short-term Investment Company Prime Portfolio 4.77% ** (Cost $257,761)	257,761	2.37%

	Total Investments (Cost $8,589,281)	10,880,427	99.88%

	Other Assets less Liabilities	12,881	0.12%

	NET ASSETS - 100.00%	$ 10,893,308	100.00%

* Non-Income producing security
** Variable Rate Security; the coupon rate shown represents the rate at July 31, 2006.
+ American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
The Croft Leominster Value Fund
1. SECURITY TRANSACTIONS
At July 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,589,281 amounted to $ 2,291,146 which consisted of aggregate gross unrealized appreciation of $2,709,914 and aggregate gross unrealized depreciation of $(418,768).

CROFT-LEOMINSTER INCOME FUND
			Schedule of Investments
			July 31 2006

Shares/Principal Value		Market Value	% of Net Assets

CLOSED END MUTUAL FUNDS
Taxable Bond Funds
6,200	Alliance World Dollar Gov't Fund II	$ 77,376
4,500	Salomon Brothers Worldwide Income Fund	57,915
4,076	Tortoise North American Energy Corp.	91,343
9,600	Templeton Emerging Markets Income Fund	120,576
		347,210

Total Closed End Mutual Funds (Cost $315,364)		$ 347,210	3.47%

CORPORATE BONDS AND NOTES

Accident & Health Insurance
40,000	Unumprovident Corp. , 7.625%, 3/01/11	41,640	0.42%

Bituminous Coal & Lignite Surface Mining
50,000	Massey Energy Co. , 6.625%, 11/15/10	49,750	0.50%

Cable TV & Cellular Telephone
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	108,500	1.08%

Chemicals
65,000	ARCO Chemical Co. Debentures, 10.250%, 11/1/10	71,175
150,000	ARCO Chemical Co. Debentures, 9.800%, 2/1/20	176,625
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	81,263
100,000	Hanna (M.A.) Co. Notes 6.580%, 2/23/11	88,500
70,000	IMC Global, Inc. Senior Notes, 11.250%, 6/1/11	74,025
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11	31,125
30,000	IMC Global, Inc. Debentures, 6.875%, 7/15/07	30,000
99,000	Millennium American, Inc. Senior Unsecured Debentures, 7.625%, 11/15/26	84,150
		636,863	6.36%
Containers & Paper
150,000	Abitibi-Consolidated, Inc. Debentures, 7.400%, 4/1/18	123,000
45,000	Abitibi-Consolidated, Inc. Debentures, 7.500%, 4/1/28	36,225
30,000	Abitibi-Consolidated, Inc. Debentures, 8.850%, 8/1/30	25,575
		184,800	1.84%
Electric & Gas Utilities
67,000	El Paso Corp. Senior Notes, 7.000%, 5/15/11	66,417	0.66%

Electronic Instruments and Controls
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	39,724
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	63,234
100,000	Avnet Inc. Notes, 9.750%, 2/15/08	105,400
		208,358	2.08%
Electric Services
100,000	Dominion Resources, Inc. 6.25%	101,270	1.01%

Energy and Energy Services
65,000	Global Marine, Inc., Notes, 7.000%, 6/1/28	69,310	0.69%

Environmental Service/Pollution Control
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	53,905	0.54%

Federal and Federally-Sponsored Credit Agencies
150,000	Federal Home Loan Mortgage Corp.	146,280	1.46%

Financial Services
100,000	American Financial Group, Inc. Senior Debentures, 7.125%, 4/15/09	103,590
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	66,768
20,000	Washington Mutual Cap Company Guarantee, 8.375%, 6/1/27	21,134
		191,492	1.91%
Gas & Gas Transmission
100,000	KN Energy, Inc. Senior Debentures , 7.250%, 3/1/28	91,150	0.91%

Home Lawn & Garden Equipment
100,000	Toro Company Debentures, 7.800%, 6/15/27	109,750	1.10%

Hotels & Motels
80,000	Cendant Corp. Notes, 6.875%, 8/15/06	80,024
100,000	Harrahs Operating Co. 6.50% 6/1/16	98,850
		178,874	1.79%
Industrial Goods
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	76,500
50,000	Tyco International Group, SA Company Guarantee, 5.800%, 8/1/06	52,805
50,000	Tyco International Group, SA Company Guarantee, 6.875%, 1/15/29	50,000
		179,305	1.79%
Insurance Agents, Brokers & Service
120,000	Marsh & McLennan Co. , 5.750%, 9/15/15	114,588	1.14%

Media & Entertainment
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	206,465	2.06%

Miscellaneous Consumer Goods & Services
100,000	Tenneco Packaging, Inc. Debentures, 8.125% 6/15/17	111,770	1.12%

Miscellaneous Manufacturing Industries
25,000	Blyth, Inc., 7.90%, 10/1/09	25,000	0.25%

Mobile Homes
50,000	Champion Enterprises, Inc., 7.625%, 5/15/09	49,000	0.49%

Natural Gas Distribution
100,000	Southern Union Co. 7.5% 10/15/27	97,970	0.98%

Paper & Paper Products
100,000	Boise Cascade Corp. Debentures, 7.350%, 2/1/16	92,000
100,000	Bowater, Inc. Debentures, 9.375%, 12/15/21	96,500
		188,500	1.88%

Pipelines
150,000	Sonat, Inc. Notes, 7.625%, 7/15/11	151,875	1.52%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
60,000	Albemarle Corp., 5.10% 2/1/15	55,656	0.56%

Printing & Publishing
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	176,435	1.76%

Public Building & Related Furniture
110,000	Johnson Controls, Inc. , 5.000%, 11/15/06	109,703	1.09%

Radiotelephone Communications
95,000	Nextel Communications, Inc. , 7.380%, 8/1/15	97,318	0.97%

Retail Stores
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	42,026
55,000	Sears Roebuck Co. , 7.500%, 10/15/27	50,529
		92,555	0.92%
Semiconductors
30,000	Flextronics Intl., Ltd. Senior Subordinated Notes, 9.875%, 7/1/10	29,400	0.29%

Steel Works, Blast Furnaces & Rolling Mills
91,000	U.S. Steel, LLC, Senior Notes, 10.750%, 8/1/08	98,280	0.98%

Telephones & Communications
186,000	AT&T Corp. , 8.250%, 2/1/2030	183,619
115,000	Motorola, Inc. Debentures 6.500%, 11/15/28	116,001
6,129	NYNEX Corp. Amortized Debentures, 9.550%, 5/1/10	6,513
		306,133	3.06%
Tires
80,000	Goodyear Tire & Rubber Co. Notes, 7.857%, 8/15/11	74,000	0.74%

Wholesale-Computer & Peripheral Equipment & Software
7,000	IKON Office Solutions, 7.250%, 6/30/08	6,860	0.07%

Total Corporate Bonds and Notes (Cost $4,184,026)		$ 4,756,380	47.47%

SHORT-TERM INVESTMENTS

Commercial Paper
400,000	American Express Credit Corp.5.13% 8/22/06	400,000
400,000	AIGFUN, 5.215% 8/22/06	400,000
500,000	Chevron Corp., 5.13% 8/22/06	500,000
600,000	General Electric Corp.,5.24% 8/22/06	600,000
400,000	Lasalle Bank, 5.19% 8/22/06	400,000
400,000	Prudential Corp PLC., 5.21% 8/22/06	400,000
500,000	Sears Roebuck & Co., 5.15% 8/22/06	500,000
500,000	Toyota Credit Corp.,5.20% 8/22/06	500,000
		3,700,000	36.93%

Money Market Funds
1,452,506	Short-term Investment Company Prime Portfolio 5.03% *	1,452,506	14.50%

Total Cash Equivalents And Short-Term Investments (Cost $5,152,506)		$ 5,152,506	51.42%

	Total Investments (Cost $9,651,896)	9,908,886	98.89%

	Other Assets less Liabilities	111,399	1.11%

	NET ASSETS - 100.00%	$ 10,020,285	100.00%

* Variable Rate Security; the coupon rate shown represents the rate at July 31, 2006.

NOTES TO FINANCIAL STATEMENTS
The Croft Leominster Income Fund
1. SECURITY TRANSACTIONS
At July 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,651,896 amounted to $ 256,990 which consisted of aggregate gross unrealized appreciation of $338,556 and aggregate gross unrealized depreciation of $(81,566).

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 22, 2006

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 22, 2006

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  September 22, 2006